Offerings	Jul. 31, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Offering Note
(1)
This registration statement also relates to offers and sales of securities after the initial sale of such securities in connection with market-making transactions by and through MUFG Securities Americas Inc. and other affiliates of the registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this registration statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under a registration statement previously filed by the registrant. All such market-making reoffers and resales that are made pursuant to a registration statement after the effectiveness of this registration statement are being made solely pursuant to this registration statement. Pursuant to Rule 457(q) of the U.S. Securities Act of 1933, as amended, no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in such market-making transactions.

(2)
An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Fixed-Term Subordinated Debt Securities
Offering Note
(1)
This registration statement also relates to offers and sales of securities after the initial sale of such securities in connection with market-making transactions by and through MUFG Securities Americas Inc. and other affiliates of the registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this registration statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under a registration statement previously filed by the registrant. All such market-making reoffers and resales that are made pursuant to a registration statement after the effectiveness of this registration statement are being made solely pursuant to this registration statement. Pursuant to Rule 457(q) of the U.S. Securities Act of 1933, as amended, no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in such market-making transactions.

(2)
An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Perpetual Subordinated Debt Securities
Offering Note
(1)
This registration statement also relates to offers and sales of securities after the initial sale of such securities in connection with market-making transactions by and through MUFG Securities Americas Inc. and other affiliates of the registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this registration statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under a registration statement previously filed by the registrant. All such market-making reoffers and resales that are made pursuant to a registration statement after the effectiveness of this registration statement are being made solely pursuant to this registration statement. Pursuant to Rule 457(q) of the U.S. Securities Act of 1933, as amended, no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in such market-making transactions.

(2)
An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.